Related Party Transactions (Transactions with Investees) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Advertising revenues earned from related party	¥ 98,413	$ 14,174	¥ 71,048	¥ 55,565
Brand license authorization revenues earned from related party	122,844	17,693	276,712	291,610
FM [Member]
Related Party Transaction [Line Items]
Loans provided to related party	0	0	8,000	4,300
Advances provided to/(repaid from) related party	(102)	(15)	71	482
Loans repaid from related party	(7,056)	(1,016)	0	(800)
Tianbo [Member]
Related Party Transaction [Line Items]
Advertising revenues earned from related party	13,482	1,942	4,384	421
Advances provided to/(repaid from) related party	(1,177)	(170)	1,177	0
Advertising resources provided by related party	(670)	(96)	(39)	(31)
Lilita [Member]
Related Party Transaction [Line Items]
Advertising revenues earned from related party	42,619	6,138	14,414	333
Brand license authorization revenues earned from related party	172	25	3,155	855
Fenghuang Jingcai [Member]
Related Party Transaction [Line Items]
Advances provided to/(repaid from) related party	19	3	409	0
Particle [Member]
Related Party Transaction [Line Items]
Loans provided to related party and related interest income	50,337	7,250	0	0
Issuance of convertible loans to related party and related interest income	¥ 248,249	$ 35,755	¥ 0	¥ 0